Basis of Presentation of the Consolidated Financial Statements - Agreement Between Telefonica and Liberty Global plc to Combine Their Operating Businesses in the UK (Details)
€ in Millions, £ in Millions
					7 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 01, 2021 EUR (€)	Jun. 01, 2021 GBP (£)	May 07, 2020	Dec. 31, 2021	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of joint ventures [line items]
Gain on disposal of businesses						€ 205	€ 11,008	€ 67
Reclassification adjustments on accumulated actuarial losses						€ 0	€ 392	€ 0
Telefónica O2 Holdings Ltd. Holding company
Disclosure of joint ventures [line items]
Gain on disposal of businesses		€ 4,460
Telefónica United Kingdom
Disclosure of joint ventures [line items]
Reclassification adjustments on accumulated actuarial losses		392
VMO2
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (as a percent)	50.00%				50.00%	50.00%	50.00%
Proceeds from sales of investments accounted for using equity method		€ 6,234	£ 5,376
Proceeds from equalization payment | £			2,622
Proceeds from recapitalization of joint venture | £			£ 2,754
VMO2 | Telefónica O2 Holdings Ltd. Holding company
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (as a percent)		50.00%	50.00%	50.00%